CONVERTIBLE NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 08, 2022
Convertible Notes
Proceeds from convertible loan			$ 2,000	$ 2,000
Interest expenses		$ 525	1,034	223
Convertible notes payable		$ 2,392	4,305
Convertible Promissory Notes A
Convertible Notes
Stock issued during period, shares, conversion of convertible debt		441,612
Debt conversion converted instrument		$ 2,050
Convertible Debt
Convertible Notes
Aggregate principal amount	$ 2,180
Principal amount	160
Transaction expense amount	20
Proceeds from convertible loan	$ 2,000
Interest rate (as a percent)	8.00%
Loan period	18 months
Convertible threshold period	6 months
Conversion price	$ 45.00
Interest expenses		$ 493	$ 683	$ 22
Convertible Debt | Convertible Promissory Notes A
Convertible Notes
Principal amount	$ 2,180
Convertible Debt | Convertible Promissory Notes B
Convertible Notes
Principal amount					$ 2,180